UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus™ LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	December 31
Date of reporting period:	December 31, 2019

Item #1. Reports to Stockholders.

INDEX	Mission-Auour Risk-Managed Global Equity Fund

ANNUAL REPORT

For the Year Ended December 31, 2019

Mission-Auour Risk-Managed
Global Equity Fund

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by calling or sending an email request.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request. Your election to receive reports in paper will apply to all Funds held with the Fund complex/your financial intermediary.

ANNUAL REPORT

Mission-Auour Risk-Managed Global Equity Fund

Dear Mission-Auour Risk-Managed Global Equity Fund Investors:

The past year was a good year for building a base but not necessarily for asset growth for the Mission-Auour Risk-Managed Global Equity Fund (“the Fund”). During the year a couple of investment advisers approved the Fund for their investment program/platform and invested some assets on behalf of their clients in the Fund. This is the blueprint for the ultimate growth in assets for the Fund, and we are hopeful that adoption by other investment firms will increase in the coming year. However, the contributions of those advisers were offset by some redemptions leading to a very soft year in asset accumulation.

The fact that the stock market, in general, had a very positive year softened demand for strategies that sacrifice return relative to the broad market for downside protection. Thus, this bull market’s horns grew even longer and in general, there is a concern about how much longer the market can sustain without a significant correction. Given the goal of the strategy employed by the Fund to capture 50% of a down market through the use of a quantitative model providing market risk insight and then utilizing a cash hedge to reduce the Fund’s exposure to a down market, the increase in nerves on the market’s future should translate into more appetite for the strategy employed by the Fund. The downside protection feature makes it less emotionally difficult to be invested when there is a nervous outlook with the knowledge that such a strategy can maintain investor confidence to invest more to take advantage of lower share prices should the market correct.

Market sentiment improved throughout 2019 and ended in exuberance. Markets entered 2019, fearing a hangover from U.S. tax cuts in 2018 and ongoing trade wars. These fears eased in the fourth quarter as trade uncertainty diminished while the Federal Reserve added significant liquidity to the markets. This liquidity fueled a strong end to the year even as economic signals continued to deteriorate, and corporate earnings were revised lower.

The rebound in equity markets contrasted with the debt markets, which continued to witness a declining rate environment with the Federal Reserve cutting rates in response to weakening economic activity. With excessive leverage around the globe, the lower rates were welcome but we remain concerned that the two markets are diverging on their views of economic activity.

ANNUAL REPORT

Mission-Auour Risk-Managed Global Equity Fund

Shareholder Letter - continued

Our models acted as expected, turning more favorable early in the year yet remaining conservative. The Fund became increasingly conservative in the fourth quarter as warning signs in the liquidity markets rose. The Fund experienced a total return of 17.63% versus the benchmark MSCI-ACWI Index’s return of 24.05%. The Fund’s repositioning into increasing levels of cash and lessening international market exposure led to the underperformance.

We stated in last year’s letter that “though investors are anxious, our models are starting to show light at the end of this tunnel.” We have been pleased with our models’ measurement of risk within the market and their ability to navigate market disruptions before they have taken hold. With investors now showing high levels of risk-taking as our models signal rougher times ahead, we feel comfortable with our defensive positioning.

It is intrinsically pleasing to know we are offering a Fund that we hope allows our investors to experience gains in the market without great fear of experiencing the full brunt of significant drops in the market. So much so that there are now other funds and strategies trying to duplicate what the Fund already has in place – imitation is the sincerest form of flattery. We look forward to 2020 and hope it will be another year of growth in the Fund assets despite what seems likely to be a year of greater market volatility.

We appreciate your faith and confidence in what we are accomplishing, and most of all we appreciate you as an investor in the Mission-Auour Risk-Managed Global Equity Fund.

Sincerely,

Jeff Groves
Chief Executive Officer
Mission Institutional Advisors LLC

ANNUAL REPORT

Mission-Auour Risk-Managed Global Equity Fund

Important Disclosure Statement

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of December 31, 2019 and are subject to change at any time.

The opinions presented in this document are those of the portfolio manager as of the date of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

ANNUAL REPORT

Mission-Auour Risk-Managed Global Equity Fund

Comparison of $10,000 Investment in
Mission-Auour Risk-Managed Global Equity Fund Class A Shares
Vs. MSCI-ACWI Index

$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
$8,500
11/07/17
12/31/17
12/31/18
12/31/19
$11,314
$10,442
Mission-Auour Risk-Managed Global Equity Fund
MSCI - ACWI Index

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%.

This results in a net initial investment of $9,425.

Mission-Auour Risk Managed Global Equity Fund				MSCI - ACWI Index
Class	Inception Date	Total Return One Year Ended 12/31/19*	Average Annual Return Since Inception	Total Return One Year Ended 12/31/19*	Average Annual Return Since Inception
A	11/07/17	17.63%	4.89%	24.05%	5.92%
A (with Load)	11/07/17	10.86%	2.03%	N/A	N/A
Institutional	01/10/18	17.91%	3.36%	24.05%	3.54%
Investor	02/02/18	17.61%	2.99%	24.05%	3.28%
Z	01/10/18	18.00%	3.43%	24.05%	3.54%

* Performance figures assume the reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Past performance is not predictive of future performance. Performance figures include deduction of maximum applicable sales charges.

The MSCI ACWI is a free-float weighted equity index designed to provide a broad measure of equity-market performance.

Returns do not include dividends and distributions and are expressed in USD.

ANNUAL REPORT

Mission-Auour Risk-Managed Global Equity Fund

Portfolio Compositionas of December 31, 2019

Holdings by Sector/Asset Class	% of Net Assets
Exchange Traded Funds:
Large Cap	46.25%
Government	37.03%
International	15.11%
Money Market Fund	1.39%
99.78%

See Notes to Financial Statements

ANNUAL REPORT

Mission-Auour Risk-Managed Global Equity Fund

Schedule of InvestmentsDecember 31, 2019

	Security Description	Number of Shares	Fair Value
98.39%	EXCHANGE TRADED FUNDS

37.03%	GOVERNMENT
	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	69,376	$6,343,048

15.11%	INTERNATIONAL
	SPDR Portfolio Developed World (ex-US) ETF	41,232	1,292,623
	Vanguard FTSE Developed Markets ETF	29,406	1,295,629
			2,588,252

46.25%	LARGE CAP
	iShares Russell 1000 ETF	969	172,889
	iShares Russell 1000 Growth ETF	5,584	982,337
	iShares Russell 1000 Value ETF	7,087	967,234
	SPDR Portfolio Large Cap ETF	118,882	4,496,117
	SPDR S&P 500 ETF	4,048	1,302,889
			7,921,466

98.39%	TOTAL EXCHANGE TRADED FUNDS		16,852,766
	(Cost: $15,355,813)

1.39%	MONEY MARKET
	Federated Government Obligations Fund, Institutional Class 1.49%*	238,775	238,775
	(Cost: $238,775)

99.78%	TOTAL INVESTMENTS
	(Cost: $15,594,588)		17,091,541
0.22%	Other assets, net of liabilities		37,910
100.00%	NET ASSETS		$17,129,451

*Effective 7 day yield as of December 31, 2019

See Notes to Financial Statements

ANNUAL REPORT

Mission-Auour Risk-Managed Global Equity Fund

Statement of Assets and LiabilitiesDecember 31, 2019

ASSETS
Investments at fair value (identified cost of $15,594,588)	$17,091,541
Receivable for capital stock sold	94
Dividends and interest receivable	6,560
Tax reclaim receivable at fair value (cost of $16,442)	16,502
Due from advisor	16,516
Prepaid expenses	15,645
TOTAL ASSETS	17,146,858

LIABILITIES
Payable for capital stock redeemed	7,170
Accrued 12b-1 fees	6,123
Accrued administration, transfer agent and accounting fees	3,532
Other accrued expenses	582
TOTAL LIABILITIES	17,407

NET ASSETS	$17,129,451
Net Assets Consist of:
Paid in Capital	15,575,483
Distributable earnings (deficit)	1,553,968
Net Assets	$17,129,451

NET ASSET VALUE PER SHARE

Class A Shares:
Net Assets	$10,837,726
Shares Outstanding (Unlimited number of shares authorized without par value)	388,619
Net Asset Value, Offering and Redemption Price Per Share	$27.89
Maximum Offering Price Per Share*	$29.59

Institutional Class Shares:
Net Assets	$6,196,384
Shares Outstanding (Unlimited number of shares authorized without par value)	221,546
Net Asset Value, Offering and Redemption Price Per Share	$27.97

See Notes to Financial Statements

ANNUAL REPORT

Mission-Auour Risk-Managed Global Equity Fund

Statement of Assets and Liabilities - continuedDecember 31, 2019

Investor Class Shares:
Net Assets	$68,429
Shares Outstanding (Unlimited number of shares authorized without par value)	2,455
Net Asset Value, Offering and Redemption Price Per Share	$27.88	**

Class Z Shares:
Net Assets	$26,912
Shares Outstanding (Unlimited number of shares authorized without par value)	960
Net Asset Value, Offering and Redemption Price Per Share	$28.04	**

*Includes maximum offering price with sales charge of 5.75%

**NAV per share does not recalculate due to rounding

See Notes to Financial Statements

ANNUAL REPORT

Mission-Auour Risk-Managed Global Equity Fund

Statement of OperationsFor the year ended December 31, 2019

INVESTMENT INCOME
Dividend	$374,010
Interest	3,522
Total investment income	377,532

EXPENSES
Investment management fees (Note 2)	105,377
Rule 12b-1 and servicing fees (Note 2)
Class A	27,201
Investor Class	238
Recordkeeping and administrative services (Note 2)	33,375
Accounting fees (Note 2)	25,000
Custody fees	5,658
Transfer agent fees (Note 2)	26,139
Professional fees	50,282
Filing and registration fees	33,500
Trustees fees	5,472
Compliance fees	7,000
Shareholder reports	19,182
Shareholder services (Note 2)
Class A	16,321
Institutional Class	5,796
Investor Class	143
Insurance Fee	2,008
Other	13,903
Total expenses	376,595
Management fee waivers and expense reimbursements (Note 2)	(131,516)
Class specific expenses reimbursed - Class A	(6,854)
Class specific expenses reimbursed - Investor Class	(52)
Net expenses	238,173
Net investment income (loss)	139,359

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES AND RELATED TRANSACTIONS
Net realized gain (loss) on investments	130,998
Net realized gain (loss) on foreign currency transactions	(2,346)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	2,572,953
Net increase (decrease) in unrealized appreciation (depreciation) of foreign currency transactions	2,044
Net realized and unrealized gain (loss) on investments and foreign currency translations	2,703,649
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$2,843,008

See Notes to Financial Statements

ANNUAL REPORT

Mission-Auour Risk-Managed Global Equity Fund

Statement of Changes in Net Assets

	Years ended December 31,
	2019	2018
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$139,359	$114,551
Net realized gain (loss) on investments and foreign currency transactions	128,652	(210,303)
Net increase (decrease) in unrealized appreciation (depreciation) of investments and foreign currencies	2,574,997	(1,337,695)
Increase (decrease) in net assets from operations	2,843,008	(1,433,447)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Class A	(63,403)	(258,816)
Institutional Class	(51,251)	(162,276)
Investor Class	(441)	(2,303)
Class Z	(187)	(568)
Decrease in net assets from distributions	(115,282)	(423,963)

CAPITAL STOCK TRANSACTIONS (See Note 5)
Shares sold
Class A	130,478	122,432
Institutional Class	737,544	7,780,478
Investor Class	29,216	100,063
Class Z	—	25,000
Distributions reinvested
Class A	57,949	242,577
Institutional Class	51,251	162,276
Investor Class	442	2,303
Class Z	187	568
Shares redeemed
Class A	(1,358,872)	(1,479,419)
Institutional Class	(1,956,785)	(840,059)
Investor Class	(68,820)	—
Class Z	—	—
Increase (decrease) in net assets from capital stock transactions	(2,377,410)	6,116,219

NET ASSETS
Increase (decrease) during year	350,316	4,258,809
Beginning of year	16,779,135	12,520,326
End of year	$17,129,451	$16,779,135

See Notes to Financial Statements

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

Mission-Auour Risk-Managed Global Equity Fund

Financial Highlights

	Class A Shares(1)
	Years ended December 31,
	2019	2018		2017		2016		2015
Net asset value, beginning of year	$23.85	$26.44		$23.54		$24.49		$23.30
Investment activities
Net investment income (loss)	0.18	0.15		(0.10)		0.10		(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	4.02	(2.13)		3.12		(1.05)		1.22
Total from investment activities	4.20	(1.98)		3.02		(0.95)		1.19
Distributions
Net investment income	(0.16)	—		(0.12)		—		—
Net realized gain	—	(0.61)		—		—		—
Total distributions	(0.16)	(0.61)		(0.12)		—		—
Net asset value, end of year	$27.89	$23.85		$26.44		$23.54		$24.49
Total Return(2)	17.63%	(7.47%)		12.82%		(3.88%)		5.11%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.26%	2.42	%(A)	4.24	%(A)	3.50	%(A)	3.88	%(A)
Expenses, net of management fee waivers and reimbursements	1.45%	1.46	%(B)	3.64	%(B)	2.75	%(B)	2.75	%(B)
Net investment income (loss)	0.70%	0.57%		(0.39%)		0.40%		(0.14%)
Portfolio turnover rate	26.35%	59.67%		154.69%		35.44%		72.64%
Net assets, end of year (000’s)	$10,838	$10,326		$12,520		$12,732		$15,187

(1)Per share amounts calculated using the average shares outstanding throughout the year.

(2)Total return does not reflect applicable sales charges.

(A)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs, would have been 2.41%, 3.34%, 3.50% and 3.88% for the years ended December 31, 2018 through December 31, 2015, respectively.

(B)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs, would have been 1.45%, 2.75%, 2.75% and 2.75% for the years ended December 31, 2018 through December 31, 2015, respectively.

Mission-Auour Risk-Managed Global Equity Fund

Selected Per Share Data Throughout Each Year

See Notes to Financial Statements

ANNUAL REPORT

Mission-Auour Risk-Managed Global Equity Fund

Financial HighlightsSelected Per Share Data Throughout Each Period

	Institutional Class Shares(1)
	Year ended December 31, 2019	Period January 10, 2018* to December 31, 2018
Net asset value, beginning of period	$23.92	$27.10
Investment activities
Net investment income (loss)	0.25	0.30
Net realized and unrealized gain (loss) on investments and foreign currency transactions	4.03	(2.87)
Total from investment activities	4.28	(2.57)
Distributions
Net investment income	(0.23)	—
Net realized gain	—	(0.61)
Total distributions	(0.23)	(0.61)
Net asset value, end of period	$27.97	$23.92
Total Return	17.91%	(9.47	%)***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.95%	1.97	%**(A)
Expenses, net of management fee waivers and reimbursements	1.20%	1.21	%**(B)
Net investment income (loss)	0.95%	1.18	%**
Portfolio turnover rate	26.35%	59.67	%***
Net assets, end of period (000’s)	$6,196	$6,338

(1) Per share amounts calculated using the average shares outstanding throughout the period.

* Inception Date

**Annualized

***Not annualized

(A) Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs, would have been 1.96% for the period January 10, 2018 through December 31, 2018, respectively.

(B) Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs, would have been 1.20% for the period January 10, 2018 through December 31, 2018, respectively.

See Notes to Financial Statements

ANNUAL REPORT

	Investor Class Shares(1)
	Year ended December 31, 2019	Period February 2, 2018* to December 31, 2018
Net asset value, beginning of period	$23.86	$27.21
Investment activities
Net investment income (loss)	0.16	0.28
Net realized and unrealized gain (loss) on investments and foreign currency transactions	4.04	(3.02)
Total from investment activities	4.20	(2.74)
Distributions
Net investment income	(0.18)	—
Net realized gain	—	(0.61)
Total distributions	(0.18)	(0.61)
Net asset value, end of period	$27.88	$23.86
Total Return	17.61%	(10.05	%)***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.25%	2.38	%**(A)
Expenses, net of management fee waivers and reimbursements	1.45%	1.46	%**(B)
Net investment income (loss)	0.62%	1.18	%**
Portfolio turnover rate	26.35%	59.67	%***
Net assets, end of period (000’s)	$68	$92

(1)Per share amounts calculated using the average shares outstanding throughout the period.

*Inception Date

**Annualized

***Not annualized

(A) Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs, would have been 2.37% for the period February 2, 2018 through December 31, 2018, respectively.

(B) Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs, would have been 1.45% for the period February 2, 2018 through December 31, 2018, respectively.

Mission-Auour Risk-Managed Global Equity Fund

Financial HighlightsSelected Per Share Data Throughout Each Period

See Notes to Financial Statements

ANNUAL REPORT

	Class Z Shares(1)
	Year ended December 31, 2019	Period January 10, 2018* to December 31, 2018
Net asset value, beginning of period	$23.93	$27.10
Investment activities
Net investment income (loss)	0.28	0.29
Net realized and unrealized gain (loss) on investments and foreign currency transactions	4.03	(2.85)
Total from investment activities	4.31	(2.56)
Distributions
Net investment income	(0.20)	—
Net realized gain	—	(0.61)
Total distributions	(0.20)	(0.61)
Net asset value, end of period	$28.04	$23.93
Total Return	18.00%	(9.43	%)***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.87%	2.01	%**(A)
Expenses, net of management fee waivers and reimbursements	1.12%	1.13	%**(B)
Net investment income (loss)	1.05%	1.13	%**
Portfolio turnover rate	26.35%	59.67	%***
Net assets, end of period (000’s)	$27	$23

(1) Per share amounts calculated using the average shares outstanding throughout the period.

* Inception Date

** Annualized

*** Not annualized

(A) Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs, would have been 1.12% for the period January 10, 2018 through December 31, 2018, respectively.

(B) Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs, would have been 1.12% for the period January 10, 2018 through December 31, 2018, respectively.

Mission-Auour Risk-Managed Global Equity Fund

Financial HighlightsSelected Per Share Data Throughout Each Period

ANNUAL REPORT

Mission-Auour Risk-Managed Global Equity Fund

Notes To Financial Statements December 31, 2019

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Mission-Auour Risk-Managed Global Equity Fund (the “Fund”), which prior to December 28, 2017 was designated as the Global Strategic Income Fund, is a diversified series of the World Funds Trust (the “Trust”) which was organized as a Delaware statutory trust on April 9, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund was established in February, 1996, originally as a series of Vontobel Funds, Inc. Effective November 8, 2004, the Fund was reorganized as a series of The World Funds, Inc. (“TWF”). On August 15, 2014, the Fund was reorganized from TWF into the Trust. On November 7, 2017, the Board of Trustees of the Trust appointed a new investment adviser and sub-adviser and approved revisions to the Fund’s strategies. The Fund maintains its financial statements, information and performance history. On October 27, 2017, all outstanding Class C Shares were exchanged into Class A Shares. After the exchange, the Class C ceased to exist. Class Z Shares of the Fund commenced operations on January 10, 2018, Institutional Class Shares commenced operations on January 10, 2018, and Investor Class Shares commenced operations on February 2, 2018. As of December 31, 2019, the Fund offered Investor Class, Institutional Class, Class A and Class Z shares.

The objective of the Fund is to seek long term capital appreciation through exposure to global equity markets.

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

New Accounting Pronouncement

In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC Topic 820 (“ASC 820”), “Fair Value Measurement.” ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration of entities when evaluating disclosure requirements. ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted and the Fund has adopted ASU 2018-13 with these financial statements.

ANNUAL REPORT

Mission-Auour Risk-Managed Global Equity Fund

Notes To Financial Statements - continuedDecember 31, 2019

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on the national securities exchanges are valued at the last reported sale price. Investments in securities included in the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Depositary Receipts will be valued at the closing price of the instrument last determined prior to the Valuation Time unless the Fund is aware of a material change in value. Securities for which such a value cannot be readily determined on any day will be valued at the closing price of the underlying security adjusted for the exchange rate. The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the New York Stock Exchange (“NYSE”), whichever is earlier. Portfolio securities that are listed on foreign exchanges may experience a change in value on days when shareholders will not be able to purchase or redeem shares of the Fund. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. The Fund may use fair value pricing more often due to the Fund’s global focus.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

ANNUAL REPORT

Mission-Auour Risk-Managed Global Equity Fund

Notes To Financial Statements - continuedDecember 31, 2019

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2019:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange Traded Funds	$16,852,766	$—	$—	$16,852,766
Money Market Funds	238,775	—	—	238,775
	$17,091,541	$—	$—	$17,091,541

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and country.

There were no transfers into or out of any levels during the year ended December 31, 2019. The Fund held no Level 3 securities at any time during the year ended December 31, 2019.

Security Transactions and Dividends

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

ANNUAL REPORT

Mission-Auour Risk-Managed Global Equity Fund

Notes To Financial Statements - continuedDecember 31, 2019

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income to their shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

The Fund recognizes tax benefits on certain tax positions only where the position is “more likely than not” to be sustained assuming investigation from tax authorities. Management has reviewed the Fund’s tax positions taken for each of the open tax years (2016-2018) or expected to be taken in the Fund’s 2019 tax returns. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the year ended December 31, 2019, there were no such reclassifications.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains or losses, are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

The Fund currently offers Class A shares which include a maximum front-end sales charge of 5.75%. Class A shares may be purchased without a front-end sales charge through certain third-party fund “supermarkets”. The Fund also offers Investor, Institutional and Class Z shares.

ANNUAL REPORT

Mission-Auour Risk-Managed Global Equity Fund

Notes To Financial Statements - continuedDecember 31, 2019

Currency Translation

The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

Options

The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has a realized gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Derivatives

The Fund has adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose: a) how and why an entity uses derivative instruments; and b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

ANNUAL REPORT

Mission-Auour Risk-Managed Global Equity Fund

Notes To Financial Statements - continuedDecember 31, 2019

The Fund may use derivatives to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the Fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Derivatives can be volatile and may involve significant risks, including credit risk, currency risk, leverage risk, liquidity risk and index risk.

As of December 31, 2019, the Fund held no derivative instruments.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Effective November 7, 2017, pursuant to an Investment Advisory Agreement, Mission Institutional Advisors, LLC, dba Mission Funds Advisors (“MFA”), provides investment advisory services for an annual fee of 0.60%, payable monthly. MFA has entered into a Sub-Advisory Agreement with Auour Investments, LLC (“AI”). MFA analyzes economic and market trends, periodically assesses the Fund’s investments policies and recommends changes regarding the policies to the Board where appropriate. MFA evaluates the performance of AI in light of selected benchmarks and the needs of the Fund, recommends changes to the Board where appropriate, and reports to the Board on the foregoing. Pursuant to the Sub-Advisory Agreement, AI is responsible for the day-to-day decision making with respect to the Fund’s investment program. AI with MFA’s oversight, manages the investment and reinvestment of the assets of the Fund, continuously reviews, supervises and administers the investment program of the Fund, determines in its discretion the securities to be purchased or sold, and provides the Fund and its agents with records relating to its activities. For its services, MFA pays AI at the annualized rate of 0.45% of the net assets in the Fund. AI’s fee for sub-advisory services is paid by MFA and not by the Fund.

MFA earned, waived and reimbursed expenses for the year ended December 31, 2019 as follows:

	Management Fee Earned	Management Fee Waived	Expenses Reimbursed
MFA	$105,377	$105,377	$33,045

MFA entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses,

ANNUAL REPORT

Mission-Auour Risk-Managed Global Equity Fund

Notes To Financial Statements - continuedDecember 31, 2019

brokerage commissions, extraordinary expenses and dividend expenses on short sales), to an annual rate of 1.20% of the average daily net assets of the Investor, Class A and Institutional Classes of shares of Fund and 1.12% of the Class Z shares. MFA may not terminate this expense limitation agreement prior to April 30, 2021. Each waiver and/or reimbursement of an expense by MFA is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement is recouped. The total amount of recoverable reimbursements as of December 31, 2019 was $282,513, which expires as follows:

Recoverable Reimbursements and Expiration Dates
2021	2022	Total
$144,091	$138,422	$282,513

The Fund has adopted a distribution plan (the “12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act for the Fund’s Class A Shares and Investor Class Shares, which provides for the payment of distribution and service fees. The 12b-1 Plan provides that the Fund will pay a fee to the Fund’s principal underwriter at an annual rate of up to 0.25% of average daily net assets attributable to Class A shares or Investor Class shares in consideration for distribution services and the assumption of related expenses, including the payment of commissions and transaction fees, in conjunction with the offering and sale of Class A shares or Investor Class shares.

The Fund has adopted a shareholder services plan on behalf of its Class A Share, Investor Class and Institutional Class shares. Under the shareholder services plan, the Fund may pay an authorized firm up to 0.15% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Fund; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in shares; (v) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or its service providers; (vii) providing sub-accounting with respect to Shares beneficially owned by shareholders; and (viii) processing dividend payments from the Fund on behalf of shareholders.

ANNUAL REPORT

Mission-Auour Risk-Managed Global Equity Fund

Notes To Financial Statements - continuedDecember 31, 2019

For the year ended December 31, 2019, the following fees under the plans were incurred:

Class	Type of Plan	Fees Incurred
Class A	12b-1	$27,201
Class A	Shareholder Servicing	16,321
Institutional Class	Shareholder Servicing	5,796
Investor Class	12b-1	238
Investor Class	Shareholder Servicing	143

Commonwealth Fund Services, Inc. (“CFS”), acts as the Fund’s administrator, transfer, dividend disbursing agent and fund accountant. CFS receives its fees from the Fund monthly. For the year ended December 31, 2019, the following fees were paid monthly:

Administration	Transfer Agent	Accounting
$ 33,375	$ 23,613	$ 25,000

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, PractusTM LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of PractusTM LLP. Tina H. Bloom and Bo James Howell are Assistant Secretaries of the Trust and Partners of PractusTM LLP. Mr. Lively, Ms. Bloom and Mr. Howell receive no special compensation from the Trust or the Fund for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

Purchases and sales of securities other than short-term notes for the year ended December 31, 2019, were as follows:

Purchases	Sales
$ 4,548,252	$ 7,037,925

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

ANNUAL REPORT

Mission-Auour Risk-Managed Global Equity Fund

Notes To Financial Statements - continuedDecember 31, 2019

The tax character of distributions paid during the year ended December 31, 2019 and the year ended December 31, 2018 were as follows:

Distributions paid from:	Year ended December 31, 2019	Year ended December 31, 2018
Ordinary income	$115,282	$22,620
Realized gains	—	401,343

As of December 31, 2019, the components of distributable earnings on a tax basis were as follows:

Accumulated net investment income (loss)	$139,344
Accumulated net realized gain (loss) of investments	(82,328)
Net unrealized appreciation (depreciation) of investments and foreign currency	1,496,952
$1,553,968

For tax purposes, the Fund had a current year post October currency loss of $2,346.

This loss will be recognized on the first business day of the Fund’s fiscal year, January 1, 2020.

Under the Regulated Investment Company Modernization Act of 2010 (“2010 Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and / or long-term losses. Under the laws in effect prior to the 2010 Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the 2010 Act requires that post-enactment net capital losses be used before preenactment net capital losses. As of December 31, 2019, the Fund has utilized $129,320 of its short-term capital loss carryforward. The remaining $79,982 may be carried forward indefinitely and retains the character of short-term capital loss.

As of December 31, 2019, cost for federal income tax purpose and net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Net Unrealized Appreciation (Depreciation)
$15,594,648	$1,511,703	$(14,751)	$1,496,952

The difference between book basis and tax basis distributable earnings is attributable primarily to the deferral of wash sales.

ANNUAL REPORT

Mission-Auour Risk-Managed Global Equity Fund

Notes To Financial Statements - continuedDecember 31, 2019

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions for each class of shares were:

	Year ended December 31, 2019
	Class A Shares	Institutional Class Shares	Investor Class Shares	Class Z Shares
Shares sold	4,953	27,856	1,125	—
Shares reinvested	2,081	1,835	16	7
Shares redeemed	(51,303)	(73,095)	(2,552)	—
Net increase (decrease)	(44,269)	(43,404)	(1,411)	7

	Year ended December 31, 2018
	Class A Shares	Institutional Class Shares	Investor Class Shares	Class Z Shares
Shares sold	4,597	290,156	3,769	929
Shares reinvested	10,222	6,818	97	24
Shares redeemed	(55,517)	(32,024)	—	—
Net increase (decrease)	(40,698)	264,950	3,866	953

NOTE 6 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the balance sheet through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

ANNUAL REPORT

taitweller.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of the World Funds Trust
and the Shareholders of Mission-Auour Risk-Managed Global Equity Fund
Richmond, Virginia

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the Mission-Auour Risk-Managed Global Equity Fund (the “Fund”), a series of the World Funds Trust, including the schedule of investments, as of December 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1995.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

ANNUAL REPORT

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
March 2, 2020

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 673-0550.

The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, VA, 23235, unless otherwise indicated.

NON-INTERESTED TRUSTEES

NAME, AGE AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David J. Urban (64) Trustee	Indefinite, Since June 2010	Dean, Jones College of Business, Middle Tennessee State University since July 2013	30	None
Mary Lou H. Ivey (62) Trustee	Indefinite, Since June 2010	Accountant, Harris, Hardy & Johnstone, P.C., (accounting firm), since 2008.	30	None
Theo H. Pitt, Jr. (83) Trustee	Indefinite; Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 to present.	30

Independent Trustee of Chesapeake Investment Trust for the one series of that trust; Leeward Investment Trust for the one series of that trust; Hillman Capital Management Investment Trust for the one series of that trust; and Starboard Investment Trust for the 17 series of that trust; (all registered investment companies).

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
David A. Bogaert (56) President	Indefinite, Since August 2017

Managing Director of Business Development, Commonwealth Fund Services, Inc., October 2013 – present; Senior Vice President of Business Development and other positions for Huntington Asset Services, Inc. (fund administration and transfer agency) from 1986 to 2013.

Karen M. Shupe (55) Treasurer and Principal Executive Officer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.
Ann T. MacDonald (65) Assistant Treasurer and Principal Financial Officer	Indefinite, Since November 2015	Managing Director, Fund Accounting and Administration, Commonwealth Fund Services, Inc., 2003 to present.
John H. Lively (51) Secretary	Indefinite, Since November 2013	Attorney, Practus TM LLP, (law firm), May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to May 2018.
Tina H. Bloom (51) Assistant Secretary	Indefinite, Since November 2018

Attorney, Practus TM LLP, May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), November 2017 to May 2018; Director of Fund Administration of Ultimus Fund Solutions, LLC (fund administration and transfer agency) from 2011-2017.

Bo James Howell (38) Assistant Secretary	Indefinite, Since November 2018

Attorney, Practus TM LLP, May 2018 to present; Founder, Joot (investment management compliance and consulting), June 2018 to present; Director of Fund Administration of Ultimus Fund Solutions, LLC from 2012-2018.

Holly B. Giangiulio (58) Assistant Secretary	Indefinite, Since November 2015	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present, Corporate Accounting and HR Manager from 2010 to 2015.
Julian G. Winters (51) Chief Compliance Officer	Indefinite, Since August 2013	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVISORY CONTRACT RENEWAL

At a meeting held on August 29, 2019 (the “Meeting”), the Board of Trustees (the “Board”) of the World Funds Trust (the “Trust”) considered the renewal of the Investment Advisory Agreement (the “Mission Advisory Agreement”) between Mission Institutional Advisors, LLC d/b/a Mission Fund Advisors (“Mission”) and the Trust with respect to the Mission-Auour Risk-Managed Global Equity Fund (the “Fund”), and the Sub-Advisory Agreement (the “Auour Sub-Advisory Agreement”) between Mission and Auour Investments, LLC (“Auour”) (collectively, the “Advisory Agreements”). The Board reflected on its discussions regarding the Advisory Agreements with the representatives from Mission and Auour at the Meeting. The Trust’s legal counsel (“Counsel”) referred to the materials that had been provided to the Trustees in connection with the approval of the Advisory Agreements and reviewed the types of information and factors that the Board should consider in order to make an informed decision regarding the approval of each of the Mission Advisory Agreement and Auour Sub-Advisory Agreement.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared or presented at this and prior Meetings. The Board requested or was provided with information and reports relevant to the approval of the Agreements, including: (i) reports regarding the services and support provided by Mission

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

and Auour to the Fund and its shareholders; (ii) quarterly assessments of the investment performance of the Fund; (iii) commentary from Mission and Auour on the reasons for the Fund’s performance; (iv) presentations by management of Mission and Auour addressing the investment philosophy, investment strategy, personnel and operations utilized in managing the Fund; (v) compliance reports concerning the Fund and Mission and Auour; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV and/or policies and procedures of each of Mission and Auour; and (vii) the memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about Mission and Auour, including financial information, a description of personnel and the services provided by Mission and Auour to the Fund, information on investment advice, performance, summaries of expenses of the Fund, each firm’s compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Fund; (iii) the anticipated effect of size on the Fund’s performance and expenses; (iv) benefits to be realized by Mission and Auour from their respective relationships with the Trust and the Fund; and (v) information about the on-going relationship between Mission and Auour.

The Board did not identify any particular information that was most relevant to its consideration to approve the Agreements and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Agreements, the Trustees considered numerous factors, including:

1.The nature, extent, and quality of the services to be provided by Mission and Auour.

In this regard, the Board considered the responsibilities of Mission and Auour under their respective Agreements. The Board reviewed the services provided by each of Mission and Auour including, without limitation, the process for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations, the coordination of services for the Fund among the service providers; and the efforts of Mission and Auour to promote the Fund and grow assets. The Board considered: the staffing, personnel, and methods of operating of Mission and Auour, the education and experience of their personnel; and their compliance programs, policies and

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

procedures. The Board also considered the financial condition of Mission and Auour. The Board considered the measures that Mission and Auour had put in place to ensure compliance with applicable law and regulations, including specifically those governing conflicts in regard to Auour’s management of separate accounts. The Board considered the methods utilized by Mission in supervising Auour as a sub-adviser to the Fund. The Board also considered the on-going relationship between and Mission and Auour and the affiliated relationships of Mission, including the compliance consulting service and the resources leveraged from those affiliations to supplement the services provided by Mission to the Fund. After reviewing the foregoing and further information from Mission and Auour, the Board concluded that the quality, extent, and nature of the services to be provided by each of Mission and Auour under the Agreements were adequate for the Fund.

2.Investment Performance of the Fund.

The Trustees considered the Fund’s performance for various periods ended June 30, 2019 versus its Morningstar world large stock category (the “Category”) and a peer group of fund of funds with assets below $500 million that invest primarily in exchange-traded funds (“ETFs”) derived by Broadridge from Morningstar’s world allocation, tactical allocation, and allocation – 85% equity categories (the “Peer Group”). It was noted that Broadridge selected the Peer Group from funds in the world allocation, tactical allocation, and allocation – 85% equity category because there are a limited number of fund of funds in the Category, all of which invest in affiliated funds and are therefore not comparable to the Fund. The Trustees also considered the Fund’s performance relative to its benchmark index, the MSCI ACWI NR Index. In considering the foregoing, the Trustees reviewed an analytical report prepared by Broadridge and a variety of other metrics relating to performance within the analytical report. The Trustees also considered specific performance information prepared by Auour, including information relating to the performance of the Fund relative to separately managed accounts, the Instinct Global Equity composite (the “Composite”), managed by Auour with investment strategies that are substantially similar to those utilized by the Fund. The Trustees generally considered information that was as of July 31, 2019, although they took into consideration other performance information that had been provided to them since their initial approval of the Auour Sub-Advisory Agreement. It was noted that Mission did not manage any separate accounts and it was not anticipated that Mission would ever have any separate account clients. The Trustees noted that, for the one-year period ended June 30, 2019, the Fund lagged the Category median and its benchmark but outperformed relative to the median of its Peer Group. The Board considered

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

other summary performance information related to the Morningstar category and the Peer Group vis-à-vis the Fund, including percentile rankings. The Trustees also noted that the performance of the Fund was comparable to that of the Composite and the Board considered the reasons for the differences in the performance of the Fund versus the Composite, which it deemed reasonable. The Board concluded, based on the foregoing, that the performance of the Fund was satisfactory.

3.The costs of services provided and profits realized by Mission and Auour from the relationship with the Fund.

In this regard, the Board considered: the staffing, personnel, and methods of operations of Mission and Auour; the financial condition of Mission and Auour and the level of commitment to the Fund by Mission and its affiliates; the asset levels of the Fund; and the expenses of the Fund, including the nature and frequency of advisory and sub-advisory fee payments. The Trustees considered the fees and expenses of the Fund compared to the median of the Category and the Peer Group. The Trustees noted that the Fund’s net expense ratio was less than the Peer Group median but exceeded the Category median, though it was noted that the Fund’s asset level is significantly lower than the average net assets of the Category median. The Trustees further noted that the gross advisory fee ranked in the top quartile relative to both the Peer Group and Category medians. The Trustees considered that Mission and Auour have each waived all of their advisory/sub-advisory fees since they assumed management of the Fund. The Board determined that the advisory and sub-advisory fees were within an acceptable range in light of the services rendered by Mission and Auour. Following this analysis and upon further consideration and discussion of the services provided by Mission and Auour, the Trustees concluded that the fees payable to Mission (who in turn would pay Auour) were fair and reasonable.

4.The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.

In this regard, the Board considered the Fund’s fee arrangements with Mission. The Trustees noted although the management fee would stay the same as asset levels increased, the shareholders of the Fund would benefit from the expense limitation arrangement in place for the Fund. They further noted that this arrangement would allow shareholders of the Fund to realize benefits similar to those intended to be experienced from breakpoints in an advisory fee

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

though shareholders would not have to wait for assets to grow significantly to realize such benefits under the expense limitation agreement. Following further discussion of the Fund’s asset levels, expectations for asset growth, and levels of fees payable to Mission and Auour, the Board determined that the Fund’s fee arrangements, considering all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services to be provided by Mission and Auour and that the expense limitation arrangements provided potential savings or protection for the benefit of the Fund’s shareholders.

5.Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund; the method for bunching of portfolio securities transactions; the substance and administration of Codes of Ethics and other relevant policies described in each of Auour’s Form ADV and compliance policies and procedures and Mission’s policies and procedures, such as personal conduct policies, personal trading policies, risk management and internal controls. The Board also considered potential benefits for Mission and Auour in managing the Fund and, in particular, noted that Auour may benefit by being able to place accounts beneath its separate account minimum into the Fund, thus potentially adding to overall Fund assets. The Board noted that Mission represented that it has not and does not anticipate utilizing soft dollars or commission recapture with regard to the Fund. The Board noted policies in place to avoid conflicts of interest inherent in Auour’s management of other separate accounts with similar objective and strategies. The Board took into consideration the affiliations of Mission and considered the potential for conflicts of interest. Following further consideration and discussion, the Board indicated that the standards and practices of Mission and Auour relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by each of Mission and Auour from managing the Fund, were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board members, the Board determined that the compensation payable under the Advisory Agreements, was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and the Advisory Agreements were approved for one-year terms.

ANNUAL REPORT

Mission-Auour Risk-Managed Global Equity Fund

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments Class A shares and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period July 1, 2019 and held for the six months ended December 31, 2019.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ANNUAL REPORT

Mission-Auour Risk-Managed Global Equity Fund

Fund Expenses (unaudited) - continued

	Beginning Account Value (7/1/19)	Ending Account Value (12/31/19)	Annualized Expense Ratio	Expenses Paid During Period Ended* (6/30/19)
Class A Actual	$1,000.00	$1,046.02	1.45%	$7.48
Class A Hypothetical**	$1,000.00	$1,017.75	1.45%	$7.37
Institutional Class Actual	$1,000.00	$1,047.29	1.20%	$6.19
Institutional Class Hypothetical**	$1,000.00	$1,019.00	1.20%	$6.11
Investor Class Actual	$1,000.00	$1,045.89	1.45%	$7.48
Investor Class Hypothetical**	$1,000.00	$1,017.75	1.45%	$7.37
Class Z Actual	$1,000.00	$1,047.75	1.12%	$5.78
Class Z Hypothetical**	$1,000.00	$1,019.40	1.12%	$5.70

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year.

** 5% return before expenses

Investment Adviser:

Mission Institutional Advisors, LLC

5956 Sherry Lane, Suite 1000

Dallas, Texas 75225

Investment Sub-Adviser:

Auour Investments, LLC

162 Main St., Suite 2

Wenham, Massachusetts 01984

Distributor:

First Dominion Capital Corp.

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Tait, Weller and Baker LLP

Two Liberty Place

50 S 16th St, Suite 2900

Philadelphia, Pennsylvania 19102

Transfer Agent, Fund Administration and Fund Accounting:

Commonwealth Fund Services, Inc.

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

Legal Counsel:

PractusTM LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, Kansas 66211

ITEM 2.

CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3.

AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4.

PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $17,250 for 2019 and $17,250 for 2018.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2019 and $0 for 2018.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,000 for 2019 and $3,000 for 2018. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2019 and $0 for 2018.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the  registrant.  The Audit Committee also pre-approves any non-audit  services provided by the registrant’s principal  accountant to the Mission-Auour Risk-Managed Global Equity Fund.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)           NA

(c)            0%

(d)           NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2019 and $0 for 2018.

(h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant’s investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5.

AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.

SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.

DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.

PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.

PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.

SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.

CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.

EXHIBITS.

(a)(1)

Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

Not applicable when filing a semi-annual report to shareholders.

(a)(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)

Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by  this report by or on behalf of the registrant.

(b)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: March 9, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: March 9, 2020

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: March 9, 2020

* Print the name and title of each signing officer under his or her signature.